SPDR® Series Trust
Supplement Dated March 5, 2012
to the
Prospectus Dated October 31, 2011, as supplemented
Portfolio management information with respect to the funds shown in the table below is hereby revised as set forth herein. This information replaces the applicable portfolio manager information on the referenced pages in the Prospectus.

Funds	Page	Portfolio Managers
		PORTFOLIO MANAGERS
SPDR Barclays Capital TIPS ETF	7	The professionals primarily responsible for the day-to-day management of the Fund are Max DeSantis and Karen Tsang.

		MAX DESANTIS is a Principal of SSgA FM and is a Portfolio Manager in the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 2008.

		KAREN TSANG is a Principal of SSgA FM and a Portfolio Manager in the Passive Fixed Income Portfolio Management Group where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. She joined the Adviser in 1998.

		PORTFOLIO MANAGERS
SPDR Barclays Capital Mortgage Backed Bond ETF	47	The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell and Karen Tsang.

		MICHAEL BRUNELL is a Vice President of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 1997.

		KAREN TSANG is a Principal of SSgA FM and a Portfolio Manager in the Passive Fixed Income Portfolio Management Group where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. She joined the Adviser in 1998.

		PORTFOLIO MANAGERS
SPDR DB International Government Inflation-Protected Bond ETF	84	The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell, Max DeSantis and Karen Tsang.

SPDR Barclays Capital Short Term International Treasury Bond ETF	89	MICHAEL BRUNELL is a Vice President of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 1997.

SPDR Barclays Capital International Treasury Bond ETF	94	MAX DESANTIS is a Principal of SSgA FM and is a Portfolio Manager in the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 2008.

		KAREN TSANG is a Principal of SSgA FM and a Portfolio Manager in the Passive Fixed Income Portfolio Management Group where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. She joined the Adviser in 1998.

In the list of portfolio managers and corresponding funds beginning on page 116 of the Prospectus, the table of portfolio managers with regard to the above mentioned funds is revised as follows with respect to the funds indicated in the table below:

Portfolio Managers	Fund
Max DeSantis and Karen Tsang	SPDR Barclays Capital TIPS ETF

Michael Brunell and Karen Tsang	SPDR Barclays Capital Mortgage Backed Bond ETF

Michael Brunell, Max DeSantis and Karen Tsang	SPDR DB International Government Inflation-Protected Bond ETF SPDR Barclays Capital Short Term International Treasury Bond ETF SPDR Barclays Capital International Treasury Bond ETF
Beginning on page 117 in the Management section of the Prospectus, the list of portfolio manager biographies is hereby amended in its entirety to read as presented below:
TODD BEAN. Todd Bean, CFA, is a Vice President of SSgA and SSgA FM and a Senior Portfolio Manager in the firm’s U.S. Cash Management Group. He began his career at State Street Corporation in 1999, joining the firm as an analyst in the firm’s custody and settlements area. Following a period on the money markets operations staff, Mr. Bean joined the Cash Management Group in 2004. He received a Bachelor’s degree in Economics and Government from St. Lawrence University and an MS in Finance from Northeastern University. He has earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.
PATRICK BRESNEHAN. Patrick Bresnehan, CFA is a Vice President of SSgA and SSgA FM and a Senior Portfolio Manager within the Global Fixed Income Beta Solutions team. He is responsible for managing a broad range of fixed income beta strategies. Prior to joining SSgA, Patrick was a Director and Senior Portfolio Manager at PanAgora Asset Management and managed portfolios across the risk spectrum within the firm’s Macro-Strategies Group. Preceding this, he was a Senior Vice President at Fleet Investment Advisors responsible for a team managing investment-grade strategies for institutional clients. Patrick began his investment management career as a Fixed Income Portfolio Manager at Scudder, Stevens and Clark, Inc. Patrick received a BA in Economics from Norwich University and an MS in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analysts Society.
MICHAEL BRUNELL. Michael Brunell, CFA, is a Principal of SSgA and SSgA FM, and is a member of the Fixed Income Portfolio Management team since 2004. In his current role as part of the Beta solutions group, he is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income ETFs which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the U.S. Bond Operations team, which he had been a member of since 1997. Mr. Brunell started his career in the investment management field when he joined the Mutual Fund Custody division of State Street in 1993. In this role he focused on the accounting and the valuation of various domestic and international equity and bond portfolios. Mr. Brunell received a BS degree in Business Administration from Saint Michael’s College and an MSF from Boston College. Additionally he is a member of the CFA Institute and the Boston Securities Analyst Society.
DANIEL CLOSE. Daniel Close is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Close serves as a portfolio manager for many of Nuveen Asset Management’s state-specific open-end municipal bond funds, as well as several closed-end exchange-traded funds. He joined an affiliate of Nuveen Asset Management in 2000. Prior to his current position, he served as a research analyst covering corporate-backed, energy, transportation and utility credits. Before joining Nuveen Asset Management, Mr. Close worked as an analyst at Banc of America Securities specializing in originating and structuring asset-backed securities. He received his B.S. in business from Miami University in Ohio and his M.B.A. at the J. L. Kellogg Graduate School of Management at Northwestern University. Mr. Close has earned the Chartered Financial Analyst designation.

MAX DESANTIS. Max DeSantis is a Principal of SSgA and SSgA FM and Portfolio Manager in the Passive Fixed Income portfolio management group. He has been a member of this group since July 2009. He joined SSgA in 2008 as part of the Investment Risk Management team focusing on Fixed Income risk. Prior to this Mr. DeSantis worked at State Street in Corporate Finance. Prior to joining State Street, Mr. DeSantis worked in manufacturing as a process engineer and as a research assistant through Harvard Medical School doing psychiatric research. Mr. DeSantis graduated from the University of Pennsylvania with a BA degree in Mathematics and received an MBA from the Carroll School of Management at Boston College. Mr. DeSantis is currently a Level III Candidate for the Chartered Financial Analyst designation.
STEVEN HLAVIN. Steven Hlavin is Vice President and Assistant Portfolio Manager for Nuveen Asset Management. He manages the Tender Option Bond program that deploys inverse floating rate securities in Nuveen Asset Management’s closed and open-end funds. In addition, he develops and assists in executing quantitative strategies for indexing purposes and yield curve positioning. He serves as chairman of Nuveen Asset Management’s Yield Curve Strategy Committee. Prior to his current position, Mr. Hlavin worked as a senior analyst responsible for the risk management and performance reporting process for Nuveen Asset Management. Mr. Hlavin joined an affiliate of Nuveen Asset Management in 2003. Mr. Hlavin earned his B.A. in finance and accounting and his M.B.A. in finance from Miami University. He has been a speaker at the Leveraging Performance Attribution Analysis for Fixed Income Investments Conference series.
MAHESH JAYAKUMAR. Mahesh Jayakumar, FRM is a Principal of SSgA and SSgA FM and is currently a Portfolio Manager in the Beta and Government Solutions team in Global Fixed Income based out of Boston. He is responsible for managing several portfolios spanning diverse areas such as Green Bonds, Agencies, Gov/Credit, Aggregate and client directed mandates. Mahesh holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.
STEVE MEIER. Steve Meier, CFA, FRM, is an Executive Vice President of SSgA and SSgA FM and is the Global Cash CIO. Mr. Meier, who joined SSgA in 2003, has more than 25 years of experience in the global cash and fixed income markets. Previously, he headed the firm’s North American Cash and Securities Lending Cash Collateral portfolio management activities. Prior to joining SSgA, Mr. Meier was a Senior Managing Director in State Street’s Global Markets group responsible for developing its global fixed income business. He also served as Chief Operating Officer of State Street’s electronic bond trading subsidiary, Advanced Auctions LLC, and was a member of its European subsidiary’s Board of Directors. He received extensive capital markets experience and held senior positions in trading and investment banking in New York and London while working for Merrill Lynch and Credit Suisse First Boston for nearly 12 years. He also served on TradeWeb LLC’s Executive Board while head of CSFB’s global electronic trading unit. In addition, he was a senior global bond Portfolio Manager with Oppenheimer Capital and member of its Fixed Income Strategy Group. Mr. Meier is a member of SSgA’s Executive Management Group (EMG), Senior Management Group (SMG) and Investment Committee. He has earned the Chartered Financial Analyst designation, is a certified Financial Risk Manager (FRM), a member of the Boston Security Analysts Society, the Association for Investment Management and Research (AIMR) and the Global Association of Risk Professionals (GARP). He holds a BBA from Hofstra University, an MBA from Indiana University’s Graduate School of Business and an Advanced Certificate of Investment Management from the London Business School.
TIMOTHY RYAN. Timothy Ryan is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010. Prior to joining Nuveen Asset Management, Mr. Ryan was a principal of SSgA FM and a Vice President of SSgA and responsible for managing the series of the Trust that invest primarily in municipal securities. Prior to joining SSgA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formally Scudder Insurance Asset Management. His clients included nuclear decommissioning trusts, insurance portfolios and corporate cash. Mr. Ryan began working at Deutsche Bank in 1991 as a municipal bond analyst covering high yield, transportation, higher education, general obligation, and money market sectors. He joined Deutsche Bank with 8 years of experience as vice president and investment banker at Mesirow Financial and vice president and financial consultant at Speer Financial. Mr. Ryan has a BS from University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

JEFF ST. PETERS. Jeff St. Peters is a Managing Director of SSgA and SSgA FM and a Senior Portfolio Manager within the Global Cash Management division. He is responsible for managing several securities lending, enhanced cash, offshore, and SSgA’s registered money market portfolios for both retail and institutional clients. In addition, Mr. St. Peters manages a team of portfolio managers that focus on traditional money market funds, both taxable and tax exempt. He has been managing short duration cash and securities lending portfolios at SSgA for over 8 years. Prior to joining SSgA, Mr. St. Peters was employed nearly 9 years with Fidelity Investments, the latter years within the Fidelity Management and Research Company, where he worked as a trader within the Money Market area of the Fixed Income division. In addition, he held several positions within Fidelity’s Investment Technology area, where he assisted in designing and implementing an internal proprietary trading system. Mr. St. Peters has over 17 years of investment experience. He holds a BS in Finance from Bentley College.
KAREN TSANG. Karen Tsang is a Principal of SSgA and SSgA FM and a Portfolio Manager in the Passive Fixed Income Portfolio Management Group where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. Prior to her current role, she worked as a Senior Operations Associate covering all Mortgage, Asset-Backed, and Commercial Mortgage-Backed portfolios. Before joining SSgA in 1998, she worked as a Senior Fund Accountant in the Mutual Funds Division of State Street Corporation on domestic and international bonds and equity funds. Ms. Tsang holds a Bachelors degree with a dual concentration in Finance and Marketing from the Boston University School of Management.
ABHISHEK KUMAR. Abhishek Kumar is an Investment Manager within the Fixed Income Beta Solutions group at SSgA LTD, having joined the company in September, 2010. He is responsible for the management of both credit and government index fixed income portfolios. Prior to joining the Investment Management team, Mr. Kumar spent three years at ICICI Bank UK PLC as an Assistant Portfolio Manager. Mr. Kumar holds a Masters in Management from ESCP Europe Paris, a Post Graduate Diploma in Management from Indian Institute of Management Lucknow, India and a Bachelors degree in Mechanical Engineering from Indian Institute of Technology Kharagpur, India. He is a CFA charterholder and is a member of the CFA Society UK and the CFA Institute.
JOHN PHILPOT. John Philpot is Co-Head of the London Fixed Income Beta Solutions team. Mr. Philpot is mainly responsible for overseeing a wide range of investment grade mandates, including government, corporate and inflation linked bonds. Mr. Philpot also oversees operational activities for the Fixed Income Beta Solutions team. Prior to commencing his current role, Mr. Philpot managed a range of broad investment grade and inflation linked portfolios. Previously Mr. Philpot worked as a Senior Portfolio Analyst, also at SSgA LTD. Mr. Philpot earned his BSc (Honours) from the University of London, and has obtained the Investment Management Certificate.
STEPHEN YEATS. Mr. Yeats is an Investment Manager within the Fixed Income Beta Solutions group at SSgA LTD. He joined SSgA LTD in February, 2007. He is responsible for the management of both credit and government index fixed income portfolios. In addition, Mr. Yeats is involved in the development of synthetic fixed income solutions for clients. Prior to joining the Investment Management team, Mr. Yeats was an Investment Manager in the Global Fixed Income group of Daiwa SB Investments. Mr. Yeats graduated with a Masters in Chemical Engineering from Nottingham University and has also earned the Chartered Financial Analyst (“CFA”) designation. He is a member of the UK Society of Investment Professionals and the CFA Institute.
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SPDR® Series Trust
Supplement Dated March 5, 2012
to the
Statement of Additional Information (“SAI”)
Dated October 31, 2011
The table starting on page 54 of the SAI that lists the funds and their respective portfolio managers is hereby revised as follows with respect to the funds indicated in the table below:

Fund	Portfolio Managers
SPDR Barclays Capital TIPS ETF	Max DeSantis and Karen Tsang

SPDR Barclays Capital Mortgage Backed Bond ETF	Michael Brunell and Karen Tsang

SPDR DB International Government Inflation-Protected Bond ETF SPDR Barclays Capital Short Term International Treasury Bond ETF SPDR Barclays Capital International Treasury Bond ETF	Michael Brunell, Max DeSantis and Karen Tsang
The table under the sub-heading “Other Accounts Managed” on page 54 is hereby revised in its entirety as follows:
Other Accounts Managed as of December 31, 2011

	Registered		Pooled				Total
	Investment	Assets	Investment	Assets		Assets	Assets
Portfolio	Company	Managed	Vehicle	Managed	Other	Managed	Managed
Manager	Accounts	(billions) *	Accounts	(billions) *	Accounts	(billions) *	(billions) *
Mike Feehily	70	$67.97	268	$281.09	327	$276.29	$625.35
John Tucker	70	$67.97	268	$281.09	327	$276.29	$625.35
Todd Bean	13	$83.67	5	$79.57	9	$4.66	$167.9
Steven Meier	13	$83.67	5	$79.57	9	$4.66	$167.9
Jeff St. Peters	13	$83.67	5	$79.57	9	$4.66	$167.9
Michael Brunell	8	$20.15	65	$47.44	192	$88.61	$156.2
Max DeSantis	8	$20.15	65	$47.44	192	$88.61	$156.2
Karen Tsang	8	$20.15	65	$47.44	192	$88.61	$156.2
Patrick Bresnehan	8	$20.15	65	$47.44	192	$88.61	$156.2
Mahesh Jayakumar	8	$20.15	65	$47.44	192	$88.61	$156.2

*	There are no performance fees associated with these portfolios.

Information in the table of Fund Shares beneficially owned by the portfolio managers on page 55 of the SAI is hereby revised in its entirety with the following information as of December 31, 2011:

Portfolio		Dollar Range of Trust
Manager	Fund	Shares Beneficially Owned
Mike Feehily	None	None
John Tucker	None	None
Todd Bean	None	None
Steven Meier	None	None
Jeff St. Peters	None	None
Michael Brunell	SPDR Barclays Capital High Yield Bond ETF	$1 to $10,000
Max DeSantis	None	None
Karen Tsang	None	None
Patrick Bresnehan	None	None
Mahesh Jayakumar	None	None
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